Fair Value of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Fair Value of Financial Instruments [Abstract]
Cash and cash equivalents - Book Value	$ 69,536	$ 54,805	$ 73,797	$ 54,493
Cash and cash equivalents - Fair Value	69,536	54,805
Restricted cash - Book Value	6,904	6,840
Restricted cash - Fair Value	6,904	6,840
Ship mortgage notes and premium - Book Value	658,844	658,048
Ship mortgage notes and premium - Fair Value	529,722	589,185
Other long-term debt, net of deferred finance cost - Book Value	505,921	539,535
Other long-term debt, net of deferred finance cost - Fair Value	511,932	546,614
Due from related parties, long-term - Book Value	28,257	16,474
Due from related parties, long-term - Fair Value	28,257	16,474
Due from related parties, short-term - Book Value	21,661	17,837
Due from related parties, short-term - Fair Value	$ 21,661	$ 17,837